Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Condensed Consolidated Statements of Comprehensive Income
Net income (loss)	$ (10,925)	$ 21,683	$ 17,216	$ 15,544
Comprehensive income (loss)	$ (10,925)	$ 21,683	$ 17,216	$ 15,544